Bank Loans and Borrowings and Lease Liability - Summary of Maturity Payment of Non Current Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Disclosure of Maturity Payment Of Non Current Lease Liabilities [Line Items]
Non-current lease liabilities	R$ 3,523
Boa Vista Servicos S A [member]
Disclosure of Maturity Payment Of Non Current Lease Liabilities [Line Items]
Non-current lease liabilities		R$ 4,438	R$ 6,571
Boa Vista Servicos S A [member] | 2024 [member]
Disclosure of Maturity Payment Of Non Current Lease Liabilities [Line Items]
Non-current lease liabilities		2,350	3,365
Boa Vista Servicos S A [member] | 2025 [member]
Disclosure of Maturity Payment Of Non Current Lease Liabilities [Line Items]
Non-current lease liabilities		2,088	1,961
Boa Vista Servicos S A [member] | 2026 [member]
Disclosure of Maturity Payment Of Non Current Lease Liabilities [Line Items]
Non-current lease liabilities		R$ 0	R$ 1,245